Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Lease Right-Of-Use Assets, Net [Abstract]
Lease expense (in Dollars)	$ 70
Operating lease right-of-use assets	3 years
Percentage of borrowing	3.50%
Lease term	2 years 3 months